Leases - Summary of Reconciliation Between Gross Investment of Financial Leases and the Current Value of the Minimum Payments Receivables (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of finance lease and operating lease by lessor [line items]
Total gross investment	$ 563,743	$ 1,153,024	$ 962,311
Current value of minimum payments	448,159	876,975	689,382
Up to 1 year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Total gross investment	314,182	501,105	433,280
Current value of minimum payments	240,231	350,997	316,270
From 1 to 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Total gross investment	249,561	651,661	524,238
Current value of minimum payments	$ 207,928	525,724	368,326
More than 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Total gross investment		258	4,793
Current value of minimum payments		$ 254	$ 4,786